Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 166.7	$ 159.7
Transaction costs on long-term debt	0.0	22.7
Interest on lease liabilities	8.1	7.4
Net interest on employee future benefit liabilities	6.1	6.5
Interest and commitment fees on revolving credit facilities	9.2	7.2
Other	8.1	4.5
Financing costs	198.2	208.0
Financing income	(8.0)	(16.6)
Total	$ 190.2	$ 191.4